FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

REPORT FOR SIX MONTH PERIOD ENDING:   12/13/06  (a)
             OR FISCAL YEAR ENDING:     /  /    (b)

IS THIS A TRANSITION REPORT? (Y/N)   N

IS THIS AN AMENDMENT TO A PREVIOUS FILING? (Y/N)   N

THOSE ITEMS OR SUB-ITEMS WITH A BOX "[/]" AFTER THE ITEM NUMBER SHOULD BE COMPLETED ONLY IF THE ANSWER HAS CHANGED FROM THE PREVIOUS FILING ON THIS FORM.

1.    A. REGISTRANT NAME: DEAN WITTER SELECT CORPORATE TRUST
      B. FILE NUMBER: 811-03876
      C. TELEPHONE NUMBER: (201) 830-5100

2.    A. STREET: 1221 AVENUE OF THE AMERICAS
      B. CITY: NEW YORK
      C. STATE: NY
      D. ZIP CODE: 10020                  ZIP EXT:
      E. FOREIGN COUNTRY:                 FOREIGN POSTAL CODE:

3.    IS THIS THE FIRST FILING ON THE FORM BY REGISTRANT? (Y/N) N

4.    IS THIS THE LAST FILING ON THIS FORM BY REGISTRANT? (Y/N) N

5. IS REGISTRANT A SMALL BUSINESS INVESTMENT COMPANY (SBIC)? (Y/N) N [IF ANSWER IS "Y" (YES), COMPLETE ONLY ITEMS 89 THOUGH 110.]

6.    IS REGISTRANT A UNIT INVESTMENT TRUST (UIT)? (Y/N) Y
      [IF ANSWER IS "Y" (YES), COMPLETE ONLY ITEMS 111 THOUGH 132.]

7. A. IS REGISTRANT A SERIES OR MULTIPLE PORTFOLIO COMPANY? (Y/N) [IF ANSWER IS "N" (NO), GO TO ITEM 8.]

      B. HOW MANY SEPARATE SERIES OR PORTFOLIOS DID REGISTRANTS HAVE AT THE END OF THE PERIOD?













                                       01

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FOR PERIOD ENDING:  12/31/06
FILE NUMBER 811-03876


UNIT INVESTMENT TRUSTS

111.  A. [/]  DEPOSITOR NAME:
      B. [/]  FILE NUMBER (IF ANY):
      C. [/]  CITY:
              STATE:
              ZIP CODE:                     ZIP EXT:
         [/]  FOREIGN COUNTRY:              FOREIGN POSTAL CODE:

111.  A. [/]  DEPOSITOR NAME:
      B. [/]  FILE NUMBER (IF ANY):
      C. [/]  CITY:
              STATE:
              ZIP CODE:                     ZIP EXT:
         [/]  FOREIGN COUNTRY:              FOREIGN POSTAL CODE:

112.  A. [/]  SPONSOR NAME:
      B. [/]  FILE NUMBER (IF ANY):
      C. [/]  CITY:
              STATE:
              ZIP CODE:                     ZIP EXT:
         [/]  FOREIGN COUNTRY:              FOREIGN POSTAL CODE:

112.  A. [/]  SPONSOR NAME:
      B. [/]  FILE NUMBER (IF ANY):
      C. [/]  CITY:
              STATE:
              ZIP CODE:                     ZIP EXT:
         [/]  FOREIGN COUNTRY:              FOREIGN POSTAL CODE:











                                       47

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FOR PERIOD ENDING:  12/31/06
FILE NUMBER 811-03876


113.  A. [/]  TRUSTEE NAME:
      B. [/]  CITY:
              STATE:
              ZIP CODE:                     ZIP EXT:
         [/]  FOREIGN COUNTRY:              FOREIGN POSTAL CODE:

113.  A. [/]  TRUSTEE NAME:
      B. [/]  CITY:
              STATE:
              ZIP CODE:                     ZIP EXT:
         [/]  FOREIGN COUNTRY:              FOREIGN POSTAL CODE:

114.  A. [/]  PRINCIPAL UNDERWRITER NAME:
      B. [/]  FILE NUMBER: 8-
      C. [/]  CITY:
              STATE:
              ZIP CODE:                     ZIP EXT:
         [/]  FOREIGN COUNTRY:              FOREIGN POSTAL CODE:

114.  A. [/]  PRINCIPAL UNDERWRITER NAME:
      B. [/]  FILE NUMBER: 8-
      C. [/]  CITY:
              STATE:
              ZIP CODE:                     ZIP EXT:
         [/]  FOREIGN COUNTRY:              FOREIGN POSTAL CODE:

115   A. [/]  INDEPENDENT PUBLIC ACCOUNTANT NAME:
      B. [/]  CITY:
              STATE:
              ZIP CODE:                     ZIP EXT:
         [/]  FOREIGN COUNTRY:              FOREIGN POSTAL CODE:

115   A. [/]  INDEPENDENT PUBLIC ACCOUNTANT NAME:
      B. [/]  CITY:
              STATE:
              ZIP CODE:                     ZIP EXT:
         [/]  FOREIGN COUNTRY:              FOREIGN POSTAL CODE:




                                       48

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FOR PERIOD ENDING:  12/31/06
FILE NUMBER 811-03876


116.  FAMILY OF INVESTMENT COMPANIES INFORMATION:
      A. [/]  IS REGISTRANT PART OF A FAMILY OF INVESTMENT COMPANIES? (Y/N)

      B. [/]  IDENTIFY THE FAMILY IN TEN LETTERS:
              (NOTE:  IN FILING THIS FORM, USE THIS IDENTIFICATION CONSISTENTLY
                 FOR ALL INVESTMENT COMPANIES IN FAMILY. THIS DESIGNATION IS FOR PURPOSES OF THIS FORM ONLY.)

117.  A. [/]  IS REGISTRANT A SEPARATE ACCOUNT OF AN INSURANCE COMPANY? (Y/N)

      IF  ANSWER IS 'Y' (YES), ARE THERE ANY OF THE FOLLOWING TYPES
              OF CONTRACTS FUNDED BY THE REGISTRANT?

      B. [/]  VARIABLE ANNUITY CONTRACTS? (Y/N)

      C. [/]  SCHEDULED PREMIUM VARIABLE LIFE CONTRACTS? (Y/N)

      D. [/]  FLEXIBLE PREMIUM VARIABLE LIFE CONTRACTS? (Y/N)

      E. [/] OTHER TYPES OF INSURANCE PRODUCTS REGISTERED UNDER THE SECURITIES ACT OF 1933? (Y/N)

118.  [/]  STATE THE NUMBER OF SERIES EXISTING AT THE END OF THE PERIOD THAT HAD
           SECURITIES REGISTERED UNDER THE SECURITIES ACT OF 1933: 0

119.  [/]  STATE THE NUMBER OF NEW SERIES FOR WHICH REGISTRATION STATEMENTS
           UNDER THE SECURITIES ACT OF 1933 BECAME EFFECTIVE DURING THE
           PERIOD: 0

120.  [/]  STATE THE TOTAL VALUE OF THE PORTFOLIO SECURITIES ON THE DATE OF
           DEPOSIT FOR THE NEW SERIES INCLUDED IN ITEM 119 ($000'S OMITTED): $0

121.  [/]  STATE THE NUMBER OF SERIES FOR WHICH A CURRENT PROSPECTUS WAS IN
           EXISTENCE AT THE END OF THE PERIOD: 0

122.  [/]  STATE THE NUMBER OF EXISTING SERIES FOR WHICH ADDITIONAL UNITS WERE
           REGISTERED UNDER THE SECURITIES ACT OF 1933 DURING THE CURRENT
           PERIOD: 0











                                       49

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FOR PERIOD ENDING:  12/31/06
FILE NUMBER 811-03876

123.  [/]  STATE THE TOTAL VALUE OF THE ADDITIONAL UNITS CONSIDERED IN ANSWERING
           ITEM 122 ($000'S OMITTED): $0

124.  [/]  STATE THE TOTAL VALUE OF UNITS OF PRIOR SERIES THAT WERE PLACED IN
           THE PORTFOLIOS OF SUBSEQUENT SERIES DURING THE CURRENT PERIOD (THE VALUE OF THESE UNITS IS TO BE MEASURED ON THE DATE THEY WERE PLACED IN THE SUBSEQUENT SERIES) ($000'S OMITTED): $0

125.  [/]  STATE THE TOTAL DOLLAR AMOUNT OF SALES LOADS COLLECTED (BEFORE
           REALLOWANCES TO OTHER BROKERS OR DEALERS) BY THE REGISTRANT'S PRINCIPAL UNDERWRITER AND ANY UNDERWRITER WHICH IS AN AFFILIATED PERSON OF THE PRINCIPAL UNDERWRITER DURING THE CURRENT PERIOD SOLELY FROM THE SALE OF UNITS OF ALL SERIES OF REGISTRANT ($000'S
           OMITTED): $0

126. OF THE AMOUNT SHOWN IN ITEM 125, STATE THE TOTAL DOLLAR AMOUNT OF SALES LOADS COLLECTED FROM SECONDARY MARKET OPERATIONS IN REGISTRANT'S UNITS (INCLUDE THE SALES LOADS, IF ANY, COLLECTED ON UNITS OF A PRIOR SERIES PLACED IN THE PORTFOLIO OF A SUBSEQUENT SERIES.)($000 OMITTED) $0

127. LIST OPPOSITE THE APPROPRIATE DESCRIPTION BELOW THE NUMBER OF SERIES WHOSE PORTFOLIOS ARE INVESTED PRIMARILY (BASED UPON A PERCENTAGE OF
           NAV) IN EACH TYPE OF SECURITY SHOWN, THE AGGREGATE TOTAL ASSETS AT MARKET VALUE AS OF A DATE AT OR NEAR THE END OF THE CURRENT PERIOD OF EACH SUCH GROUP OF SERIES AND THE TOTAL INCOME DISTRIBUTIONS MADE BY EACH SUCH GROUP OF SERIES DURING THE CURRENT PERIOD (EXCLUDING DISTRIBUTIONS OF REALIZED GAINS, IF ANY):

                                                                                         TOTAL INCOME
                                         NUMBER OF SERIES       TOTAL ASSETS             DISTRIBUTIONS
                                            INVESTING          ($000'S OMITTED)         ($000'S OMITTED)
                                         ----------------      ----------------         ----------------
A.  U.S. TREASURY DIRECT ISSUE                                  $                        $

B.  U.S. GOVERNMENT AGENCY                                      $                        $

C.  STATE AND MUNICIPAL TAX-FREE                                $                        $

D.  PUBLIC UTILITY DEBT                                         $                        $

E.  BROKERS OR DEALERS DEBT OR DEBT OF
    BROKERS' OR DEALERS' PARENT                                 $                        $

F.  ALL OTHER CORPORATE
    INTERMED. & LONG-TERM DEBT                                  $                        $

G.  ALL OTHER CORPORATE SHORT-TERM DEBT                         $                        $

H.  EQUITY SECURITIES OF BROKERS OR
    DEALERS OR PARENTS OF BROKERS OR DEALERS                    $                        $

I.  INVESTMENT COMPANY EQUITY SECURITIES                        $                        $

J.  ALL OTHER EQUITY SECURITIES                                 $                        $

K.  OTHER SECURITIES                                            $                        $

L.  TOTAL ASSETS OF ALL SERIES OF REGISTRANT     0              $0                       $0


                                       50

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FOR PERIOD ENDING:  12/31/06
FILE NUMBER 811-03876


128.  [/]  IS THE TIMELY PAYMENT OF PRINCIPAL AND INTEREST ON ANY OF THE
           PORTFOLIO SECURITIES HELD BY ANY OF REGISTRANT'S SERIES AT THE END OF THE CURRENT PERIOD INSURED OR GUARANTEED BY AN ENTITY OTHER THAN THE ISSUER (Y/N)

           [IF ANSWER IS 'N' (NO), GO TO ITEM 131.]

129.  [/]  IS THE ISSUER OF ANY INSTRUMENT COVERED IN ITEM 128 DELINQUENT OR IN
           DEFAULT AS TO PAYMENT OF PRINCIPAL OR INTEREST AT THE END OF THE CURRENT PERIOD? (Y/N)

           [IF ANSWER IS 'N' (NO), GO TO ITEM 131.]

130.  [/]  IN COMPUTATIONS OF NAV OR OFFERING PRICE PER UNIT, IS ANY PART OF
           THE VALUE ATTRIBUTED TO INSTRUMENTS IDENTIFIED IN ITEM 129 DERIVED FROM INSURANCE OR GUARANTEES? (Y/N)

131. TOTAL EXPENSES INCURRED BY ALL SERIES OF REGISTRANT DURING THE CURRENT REPORTING PERIOD ($000'S OMITTED): $0

132.  [/]  LIST THE '811' (INVESTMENT COMPANY ACT OF 1940) REGISTRATION NUMBER
           FOR ALL SERIES OF REGISTRANT THAT ARE BEING INCLUDED IN THIS FILING:

           811-

                                   SIGNATURES

THIS REPORT IS SIGNED ON BEHALF OF THE REGISTRANT.

CITY OF:   NEW YORK

STATE OF:  NY

DATE:      April 16, 2007


DEAN WITTER SELECT CORPORATE TRUST

BY:  MORGAN STANLEY & CO. INCORPORATED

BY:     /s/ Michael D. Browne                     WITNESS:  /s/ Marie Antonelli
        -------------------------                          --------------------
NAME:   Michael D. Browne                         NAME:     Marie Antonelli
TITLE:  Vice President                            TITLE:    Vice President